TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Schedule of trade and other receivables

	December 31, 2019	December 31, 2018
Trade receivables	$54,164	$11,287
Value added tax receivables	10,944	12,811
Prepayments and deposits	15,478	10,880
Income tax receivable	3,489	2,947
Other taxes receivable	2,368	4,274
Other	863	642
	$87,306	$42,841